Summary of Significant Accounting Policies (Details) - Schedule of Total Revenue by Geographic Areas - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Total Revenue by Geographic Areas [Abstract]
Revenue	$ 6,006,993	$ 847,986	$ 243,759
Total revenue	195,681,315	169,724,346	234,752,580	[1]
Japan domestic market [Member]
Schedule of Total Revenue by Geographic Areas [Abstract]
Revenue	57,381,922	72,190,276	22,022,276
China market [Member]
Schedule of Total Revenue by Geographic Areas [Abstract]
Revenue	119,818,459	86,702,023	197,596,778
Other overseas markets [Member]
Schedule of Total Revenue by Geographic Areas [Abstract]
Revenue	$ 18,480,934	$ 10,832,047	$ 15,133,526

[1]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.